Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
(9)	GOODWILL AND INTANGIBLE ASSETS, NET
(a)	Goodwill

Goodwill balance before the ATA Online Sale Transaction consisted of RMB 6,880,123 recognized from the acquisition of 5% equity shares of ATA Education in 2002, RMB 16,542,727 recognized from the acquisition of Beijing Jindixin Software Technology Company Limited (“Beijing JDX”) and JDX Holdings Limited (“JDX BVI”) in February 2009, RMB 7,589,052 recognized from the acquisition of Xing Wei in November 2013 and RMB 997,123 recognized from the acquisition of Beijing Qihuang Huizhi Technology Co., Limited ("Qihuang Huizhi"), majority owned subsidiary of ATA Online acquired in December 2017. The above goodwill represents the benefits and synergies that the acquired businesses are expected to bring to the Company in relation to the computer-based testing services and expand the Company’s customer base and product offering of testing services.

In December 2017, ATA Online acquired 65% equity interest in Qihuang Huizhi, with a total consideration of RMB 650,000, which was fully paid on December 13, 2017. This acquisition was accounted for under the acquisition method and the excess of cost of acquisition and fair value of the non-controlling interests over the fair value of the identifiable net assets of Qihuang Huizhi, is recorded as goodwill of RMB 997,123.

In December 2017, the Company sold the entire 60% equity interest in Beijing Puhua Huitong Education Technology Co., Limited (“Puhua Technology”) for RMB 2,000,000 in cash, and the goodwill of RMB 1,512,081 recognized from the acquisition of Puhua Technology has been disposed correspondingly.

ACG acquired 100% equity interests of Huanqiuyimeng and its subsidiaries in the year of 2019. This acquisition was accounted for under the acquisition method of accounting and the excess of fair values of the consideration and non-controlling interests over the fair value of the identifiable net assets of Huanqiuyimeng is recorded as goodwill of RMB 200,478,795.

The change in the carrying amount of goodwill is as follows:

RMB
Balance as of December 31, 2017	32,009,025
Less: Disposal of discontinued operations (Note 26)	(32,009,025)
Balance as of December 31, 2018	—
Add: Acquisition of Huanqiuyimeng	200,478,795
Balance as of December 31, 2019	200,478,795

(b)	Intangible assets

The following table summarizes the Company’s intangible assets, as of December 31, 2018 and 2019.

	December 31, 2018
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Education assessment caseware (i)	9,251,887	(2,430,708)	—	6,821,179	5
Software platform of Project Shuang Chuang (ii)	10,844,339	(542,940)	—	10,301,399	5
Total intangible assets	20,096,226	(2,973,648)	—	17,122,578

	December 31, 2019
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Trademark (iii)	79,000,000	(3,291,667)	—	75,708,333	10
Non-compete arrangements (iii)	56,000,000	(3,888,889)	—	52,111,111	6
Order backlogs (iii)	4,000,000	(1,190,476)	—	2,809,524	1.4
Education assessment caseware (i)	9,251,887	(4,281,085)	—	4,970,802	5
Software platform of Project Shuang Chuang (ii)	10,844,339	(2,716,145)	(8,128,194)	—	5
Total intangible assets	159,096,226	(15,368,262)	(8,128,194)	135,599,770

Total amortization expense recognized for nine months ended December 31, 2017, the years ended December 31, 2018 and 2019 is allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	753,114	1,468,726	2,031,478
Sales and marketing	—	542,940	1,992,105
General and administrative	—	—	8,371,032
Total amortization expense	753,114	2,011,666	12,394,615

(i)

Education assessment caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school.

(ii)

Software platform of Project Shuang Chuang is the software platform purchased from a third party for providing vocational assessment and training services that focuses on the innovation related competencies of college students.

As of December 31, 2019, the Company conducted impairment test on intangible assets and identified that no cash inflows nor feasibility use is anticipated from the intangible assets and other non-current assets recorded relating to the software platform developed under Project Shuang Chuang. As a result, RMB 8,932,439 of impairment loss relating to intangible assets and other non-current assets for software platform of Project Shuang Chuang was recognized for the year ended December 31, 2019. No impairment loss was recognized for the nine months ended December 31, 2017 and for the year ended December 31, 2018.

(iii)	Trademark, Non-compete arrangements and Order backlogs were recorded as a result of Huanqiuyimeng Acquisition. See note 3 for details.

As of December 31, 2019, the estimated amortization expense for the next five years is as follows:

December 31
RMB
2020	21,893,234
2021	19,083,711
2022	18,121,730
2023	17,614,984
2024	17,233,333